Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	Revenue

	2025	2024
Sales of laboratory testing kits	$143,575	$244,218
Income from provision of diagnostics service	$429,672	$—
	$573,247	$244,218
Revenue from sales of laboratory testing kits is recognized at a point of time when control of the goods has been transferred to the customer, being at the point when the goods are delivered to the customer.

Revenue from provision of diagnostics service is recognized at the point in time when control of the service has transferred to the customers, which generally occurs upon delivery of the test results or reports.